SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) - SGD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Accounts payable	$ 1,046				$ 1,396
Supplier A [Member]
Amount of purchase		[1]	$ 626
Accounts payable	117
Supplier B [Member]
Amount of purchase	875
Accounts payable	115				[2]
Supplier C [Member]
Amount of purchase	619			[1]
Accounts payable					141
Customer A [Member]
Revenue	5,159			[3],[4]
Account receivable	3,008				334
Customer B [Member]
Revenue	1,230		1,624
Account receivable	519				624
Customer C [Member]
Revenue		[4]	$ 1,762
Account receivable					$ 2,302

[1]	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.
[2]	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.
[3]	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.
[4]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.